CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 19,639	$ 14,257
Time deposits	0	258
Restricted cash		26,749
Short-term investments	6,573	1,939
Amount due from an equity investee	6	6
Accounts receivable, net of allowance for credit losses of US$1,434 and US$2,633 as of December 31, 2023 and 2024, respectively	10,020	13,535
Rebates receivable	445	778
Prepaid media costs	6,287	6,332
Other current assets, net of allowance for credit losses of US$23 and US$1,376 as of December 31, 2023 and 2024, respectively	5,628	2,461
Current assets of discontinued operations		93,488
Total current assets	48,598	159,803
Non-current assets
Property and equipment, net	13
Investment in an equity investee	142	218
Other long-term investments		3,179
Intangible assets, net	60
Right-of-use assets, net	460	54
Other assets, net of allowance for credit losses of US$nil and US$nil as of December 31, 2023 and 2024, respectively	324	145
Non-current assets of discontinued operations		305
Total non-current assets	999	3,901
Total assets	49,597	163,704
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entity ("VIE") and its subsidiaries without recourse to the Company of US$1,065 and US$1,891 as of December 31, 2023 and 2024, respectively)	5,192	4,462
Deferred revenue (including deferred revenue of the consolidated VIE and its subsidiaries without recourse to the Company of US$nil and US$5 as of December 31, 2023 and 2024, respectively)	8,680	7,611
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$646 and US660 as of December 31, 2023 and 2024, respectively)	15,726	10,157
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$64 and US$67 as of December 31, 2023 and 2024, respectively)	466	957
Bank borrowings (including bank borrowing of the consolidated VIE and its subsidiaries without recourse to the Company of US$1,951 and US$1,933 as of December 31, 2023 and 2024, respectively)	1,933	1,965
Income tax payable (including income tax payable of the consolidated VIE and its subsidiaries without recourse to the Company of US$433 and US$427 as of December 31, 2023 and 2024, respectively)	1,468	1,487
Current liabilities of discontinued operations		93,433
Total current liabilities	33,465	120,072
Non-current liabilities
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$48 and US$34 as of December 31, 2023 and 2024, respectively)	633	500
Deferred tax liabilities (including deferred liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$26 and US$nil as of December 31, 2023 and 2024, respectively)	1,077	1,111
Accrued liabilities and other liabilities	40	36
Non-Current liabilities of discontinued operations		733
Total non-current liabilities	1,750	2,380
Total liabilities	35,215	122,452
Commitments and contingencies
Equity
Treasury shares (6,398,616 and 3,011,704 shares as of December 31, 2023 and 2024, respectively)	(32)	(28,656)
Additional paid-in capital	502,635	530,521
Statutory reserves	81	81
Accumulated other comprehensive losses	(305)	(4,069)
Accumulated deficit	(489,400)	(460,802)
Total iClick Interactive Asia Group Limited shareholders' equity	13,023	37,125
Non-controlling interests	1,359	4,127
Total equity	14,382	41,252
Total liabilities and equity	49,597	163,704
Class A ordinary shares
Equity
Ordinary shares	39	45
Class B ordinary shares
Equity
Ordinary shares	$ 5	$ 5